CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) $ in Millions		Dec. 31, 2015 USD ($) item		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Condensed consolidating balance sheets
Percentage of holding in subsidiaries		100.00%
Current assets:
Cash and cash equivalents		$ 257	[1]	$ 710	[1]	$ 515	$ 210
Restricted cash	[1]	12		10
Accounts and notes receivable, net	[1]	1,420		1,665
Accounts receivable from affiliates		340		346
Inventories	[1]	1,692		2,025
Prepaid expenses		111		61
Deferred income taxes				62
Other current assets	[1]	306		306
Total current assets		4,138		5,185
Property, plant and equipment, net		4,410	[1]	4,375	[1]	3,759
Investment in unconsolidated affiliates		347		350
Intangible assets, net	[1]	86		96
Goodwill		116		122
Deferred income taxes		418		435
Other noncurrent assets	[1]	573		459
Total assets		10,088		11,022		9,382
Current liabilities:
Accounts payable	[1]	1,034		1,218
Accounts payable to affiliates		52		74
Accrued liabilities	[1]	683		736
Deferred income taxes				52
Notes payable to affiliates		100		100
Current portion of debt	[1]	170		267
Total current liabilities		2,039		2,447
Long-term debt	[1]	4,625		4,854
Notes payable to affiliates		698		656
Deferred income taxes		418		326
Other noncurrent liabilities	[1]	1,224		1,443
Total liabilities		9,004		9,726
Huntsman International LLC members' equity
Members' equity		3,196		3,166
Accumulated (deficit) income		(983)		(956)
Accumulated other comprehensive (loss) income		(1,316)		(1,087)
Total Huntsman International LLC members' equity		897		1,123
Noncontrolling interests in subsidiaries		187		173
Total equity		1,084		1,296		1,475	1,217
Total liabilities and equity		$ 10,088		11,022
Rockwood Holdings, Inc
Condensed consolidating balance sheets
Number of guarantor entities | item		4
Reportable legal entities | Parent Company
Current assets:
Cash and cash equivalents		$ 44		353		308	7
Accounts and notes receivable, net		21		57
Accounts receivable from affiliates		2,163		2,256
Inventories		101		120
Prepaid expenses		49		17
Deferred income taxes				12
Other current assets		790		697
Total current assets		3,168		3,512
Property, plant and equipment, net		473		431
Investment in unconsolidated affiliates		5,991		6,024
Intangible assets, net		32		35
Goodwill		(13)		(15)
Deferred income taxes		473		454
Notes receivable from affiliates		36		23
Other noncurrent assets		71		48
Total assets		10,231		10,512
Current liabilities:
Accounts payable		50		55
Accounts payable to affiliates		3,905		3,696
Accrued liabilities		74		102
Notes payable to affiliates		100		100
Current portion of debt		89		40
Total current liabilities		4,218		3,993
Long-term debt		4,229		4,550
Notes payable to affiliates		703		650
Deferred income taxes		24		29
Other noncurrent liabilities		160		167
Total liabilities		9,334		9,389
Huntsman International LLC members' equity
Members' equity		3,196		3,166
Accumulated (deficit) income		(983)		(956)
Accumulated other comprehensive (loss) income		(1,316)		(1,087)
Total Huntsman International LLC members' equity		897		1,123
Total equity		897		1,123
Total liabilities and equity		10,231		10,512
Reportable legal entities | Guarantors
Current assets:
Cash and cash equivalents		1		6			2
Accounts and notes receivable, net		96		127
Accounts receivable from affiliates		4,730		4,732
Inventories		322		350
Prepaid expenses		31		9
Other current assets		8		7
Total current assets		5,188		5,231
Property, plant and equipment, net		1,433		1,251
Investment in unconsolidated affiliates		1,558		1,594
Intangible assets, net		3		5
Goodwill		82		82
Notes receivable from affiliates		539		592
Other noncurrent assets		223		203
Total assets		9,026		8,958
Current liabilities:
Accounts payable		207		290
Accounts payable to affiliates		973		974
Accrued liabilities		793		699
Deferred income taxes				51
Total current liabilities		1,973		2,014
Deferred income taxes		276		197
Other noncurrent liabilities		241		261
Total liabilities		2,490		2,472
Huntsman International LLC members' equity
Members' equity		4,517		4,676
Accumulated (deficit) income		652		409
Accumulated other comprehensive (loss) income		1,367		1,401
Total Huntsman International LLC members' equity		6,536		6,486
Total equity		6,536		6,486
Total liabilities and equity		9,026		8,958
Reportable legal entities | Nonguarantors
Current assets:
Cash and cash equivalents		212		351		$ 207	$ 201
Restricted cash		12		10
Accounts and notes receivable, net		1,298		1,476
Accounts receivable from affiliates		163		152
Inventories		1,275		1,558
Prepaid expenses		91		46
Deferred income taxes				68
Other current assets		212		208
Total current assets		3,263		3,869
Property, plant and equipment, net		2,503		2,692
Investment in unconsolidated affiliates		263		256
Intangible assets, net		51		56
Goodwill		47		55
Deferred income taxes		430		435
Notes receivable from affiliates		6
Other noncurrent assets		279		212
Total assets		6,842		7,575
Current liabilities:
Accounts payable		772		868
Accounts payable to affiliates		1,891		2,198
Accrued liabilities		581		553
Deferred income taxes				20
Current portion of debt		81		227
Total current liabilities		3,325		3,866
Long-term debt		396		304
Notes payable to affiliates		576		621
Deferred income taxes		36		46
Other noncurrent liabilities		819		1,015
Total liabilities		5,152		5,852
Huntsman International LLC members' equity
Members' equity		3,394		3,127
Accumulated (deficit) income		(557)		(501)
Accumulated other comprehensive (loss) income		(1,311)		(1,076)
Total Huntsman International LLC members' equity		1,526		1,550
Noncontrolling interests in subsidiaries		164		173
Total equity		1,690		1,723
Total liabilities and equity		6,842		7,575
Eliminations
Current assets:
Accounts and notes receivable, net		5		5
Accounts receivable from affiliates		(6,716)		(6,794)
Inventories		(6)		(3)
Prepaid expenses		(60)		(11)
Deferred income taxes				(18)
Other current assets		(704)		(606)
Total current assets		(7,481)		(7,427)
Property, plant and equipment, net		1		1
Investment in unconsolidated affiliates		(7,465)		(7,524)
Deferred income taxes		(485)		(454)
Notes receivable from affiliates		(581)		(615)
Other noncurrent assets				(4)
Total assets		(16,011)		(16,023)
Current liabilities:
Accounts payable		5		5
Accounts payable to affiliates		(6,717)		(6,794)
Accrued liabilities		(765)		(618)
Deferred income taxes				(19)
Total current liabilities		(7,477)		(7,426)
Notes payable to affiliates		(581)		(615)
Deferred income taxes		82		54
Other noncurrent liabilities		4
Total liabilities		(7,972)		(7,987)
Huntsman International LLC members' equity
Members' equity		(7,911)		(7,803)
Accumulated (deficit) income		(95)		92
Accumulated other comprehensive (loss) income		(56)		(325)
Total Huntsman International LLC members' equity		(8,062)		(8,036)
Noncontrolling interests in subsidiaries		23
Total equity		(8,039)		(8,036)
Total liabilities and equity		$ (16,011)		$ (16,023)

[1]	At December 31, 2015 and December 31, 2014, respectively, $34 and $46 of cash and cash equivalents, $12 and $10 of restricted cash, $26 and $41 of accounts and notes receivable (net), $54 and $68 of inventories, $5 and $6 of other current assets, $307 and $339 of property, plant and equipment (net), $36 and $40 of intangible assets (net), $38 and $27 of other noncurrent assets, $82 and $92 of accounts payable, $27 and $37 of accrued liabilities, $15 and $172 of current portion of debt, $137 and $36 of longterm debt, and $54 and $97 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See “Note 7. Variable Interest Entities.”